Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of provision for income taxes

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	HK$	HK$	HK$

Current tax
- Hong Kong	147	160	172
- Other countries	632	680	735
	779	840	907

Schedule of reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	HK$	HK$	HK$

Provision for income taxes at Hong Kong profits tax rates	76	142	191
Current tax in other jurisdictions	632	681	735
Effect of income not chargeable for tax purpose	(15)	(3)	(32)
Effect of expenses not deductible for tax purpose	60	10	—
Tax effect of unused tax losses not recognized	26	10	13
	779	840	907